Trade receivables (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Judicial bonds	R$ 2,967,308	R$ 3,085,265
Municipality Of Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	2,898,210	3,042,927
Municpalityof Cotia [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds		15,456
Municipality Of Ferrazde Vasconcelos [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	22,883
Municpalityof Cachoeira Paulista [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	12,608	14,964
Municipality Of Agudos [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	14,039
Other [member]
IfrsStatementLineItems [Line Items]
Judicial bonds	R$ 19,568	R$ 11,918